NOTE 9 - NOTES PAYABLE	12 Months Ended
Dec. 31, 2019
Notes
NOTE 9 - NOTES PAYABLE

NOTE 9 – NOTES PAYABLE

Notes payable consisted of the following:

	December 31, 2019	December 31, 2018

Note payable to an unrelated individual, interest at 12% per annum, issued August 1, 2018 due November 15, 2018 (in default), unsecured	$ 10,000	$ 10,000

Note payable to an individual, interest at 12% per annum, issued December 31, 2018 due December 31, 2019, unsecured	30,000	30,000

Total Notes Payable	40,000	40,000
Less: Current Portion	(40,000)	(40,000)
Long-Term Notes Payable	$ -	$ -

Accrued interest and interest expense for these Notes as of and for the year ended December 31, 2018 totaled $560 and $560, respectively.  Accrued interest and interest expense for these Notes as of and for the year ended December 31, 2019 totaled $4,700 and $4,200, respectively.